Equity (Tables)	12 Months Ended
Dec. 31, 2015
Equity [Abstract]
Changes In Accumulated Other Comprehensive Income (Loss)

Movements in AOCI for the years ended December 31, 2015 and 2014 were as follows:

	Net change in fair value of derivatives	Actuarial gain (loss) on pension obligations	Total
Balance as of December 31, 2013	$(4,898)	$(4,992)	$(9,890)
Total other comprehensive income (loss)	4,542	(1,547)	2,995
Balance as of December 31, 2014	$(356)	$(6,539)	$(6,895)
Total other comprehensive income	338	250	588
Balance as of December 31, 2015	$(18)	$(6,289)	$(6,307)